Summary of equity attributable to Novartis AG shareholders (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of equity [abstract]
Schedule disclosing information related treasury shares movements
		Number of outstanding shares (in millions)		Equity attributable to Novartis AG shareholders

	Note	2025	2024	H1 2025 USD millions	H1 2024 USD millions

Balance at beginning of year		1 975.1	2 044.0	44 046	46 667

Shares acquired to be canceled		-48.8	-26.7	-5 350	-2 698

Other share purchases		-1.6	-1.1	-159	-115

Equity-based compensation plans and employee transactions		11.1	8.3	557	517

Taxes on treasury share transactions				-33	8

Dividends	4.1			-7 818	-7 624

Net income of the period attributable to shareholders of Novartis AG				7 647	5 934

Other comprehensive income attributable to shareholders of Novartis AG				3 027	-1 054

Changes in non-controlling interests				1	-28

Other movements	4.3	0.1	0.1	67	126

Balance at June 30		1 935.9	2 024.6	41 985	41 733